Assets Pledged as Collateral for Guarantees for Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Guarantee Obligations USD ($)	Mar. 31, 2012 Guarantee Obligations JPY (¥)	Mar. 31, 2012 Cash and cash equivalents USD ($)	Mar. 31, 2012 Cash and cash equivalents JPY (¥)	Mar. 31, 2012 Other current assets USD ($)	Mar. 31, 2012 Other current assets JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	$ 27,817	¥ 2,281,000	$ 27,817	¥ 2,281,000	$ 24	¥ 2,000	$ 27,793	¥ 2,279,000